Schedule H, Line 4i - Schedule of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Southern Company Employee Savings Plan
EIN #63-0274273 Plan #002
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
December 31, 2025
	(b)	(c)
	Identity of Issue,	Description of Investment Including			(e)
	Borrower, Lessor,	Maturity Date, Rate of Interest,	Shares/	(d)	Current
(a)	or Similar Party	Collateral, Par, or Maturity Value	Units	Cost	Value

*	Southern Company	Common Stock		**	$3,133,901,439
	BIF Money Fund	Money Market Fund		**	4,453,394
*	BlackRock Russell 2000 Fund	Common collective trust		**	939,183,252
*	BlackRock EAFE Equity Fund	Common collective trust		**	1,303,720,721
	Northern Trust Coll Aggr Bond Index Fund II	Common collective trust		**	928,704,966
	Short-term Investment Fund	Common collective trust		**	526,355,429
	Vanguard Institutional 500 Fund	Common collective trust		**	2,337,551,998
*	Participants	Loan to participants, with interest ranging from 3.25% to 10.50%		**	140,211,462
	Various	Self-directed accounts		**	937,064,574
	Total investments				$10,251,147,235

	There were no investment assets reportable as acquired and disposed of during the year.

*	Party in interest.
**	Participant-directed investments, cost information is omitted.